UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large-Cap Value Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 1.0%

23,000	Huntington Ingalls Industries Inc.	$4,111,480

	Airlines – 3.7%

48,000	Alaska Air Group, Inc.	3,948,960

48,000	Copa Holdings SA	4,265,760

91,000	Delta Air Lines, Inc.	4,384,380

42,000	United Continental Holdings Inc., (2)	2,895,900
	Total Airlines	15,495,000

	Auto Components – 1.0%

34,000	Lear Corporation	4,403,340

	Automobiles – 2.9%

502,000	Ford Motor Company	6,003,920

176,000	General Motors Company	6,077,280
	Total Automobiles	12,081,200

	Banks – 12.4%

606,000	Bank of America Corporation	12,798,720

192,000	Citigroup Inc.	10,826,880

192,000	JPMorgan Chase & Co.	15,392,640

101,000	Popular Inc.	4,105,650

151,000	Regions Financial Corporation	2,044,540

103,000	SunTrust Banks, Inc.	5,350,850

22,000	Wells Fargo & Company	1,164,240
	Total Banks	51,683,520

	Biotechnology – 0.8%

23,000	Amgen Inc.	3,313,610

	Building Products – 2.1%

85,000	Owens Corning	4,367,300

154,000	USG Corporation, (2)	4,410,560
	Total Building Products	8,777,860

	Capital Markets – 7.3%

129,000	Bank New York Mellon	6,117,180

121,000	Franklin Resources, Inc.	4,750,460

42,000	Moody’s Corporation	4,221,000

129,000	Morgan Stanley	5,335,440

61,000	Raymond James Financial Inc.	4,388,340

NUVEEN	1

Nuveen Large-Cap Value Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

70,000	State Street Corporation	$5,516,000
	Total Capital Markets	30,328,420

	Chemicals – 0.9%

78,000	Cabot Corporation	3,972,540

	Commercial Services & Supplies – 1.7%

197,000	Pitney Bowes Inc.	2,826,950

238,000	R.R. Donnelley & Sons Company	4,138,820
	Total Commercial Services & Supplies	6,965,770

	Communications Equipment – 2.2%

310,000	Cisco Systems, Inc.	9,244,200

	Construction & Engineering – 3.1%

115,000	AECOM, (2)	4,180,250

123,000	Chicago Bridge & Iron Company N.V.	4,121,730

72,000	Jacobs Engineering Group, Inc., (2)	4,464,720
	Total Construction & Engineering	12,766,700

	Consumer Finance – 2.7%

87,000	American Express Company	6,267,480

73,000	Discover Financial Services	4,947,210
	Total Consumer Finance	11,214,690

	Containers & Packaging – 1.1%

93,000	WestRock Company	4,761,600

	Diversified Financial Services – 0.8%

21,000	Berkshire Hathaway Inc., Class B, (2)	3,306,240

	Diversified Telecommunication Services – 2.0%

28,000	AT&T Inc.	1,081,640

143,000	CenturyLink Inc.	3,363,360

208,000	Intelsat SA, (2)	856,960

404,000	Windstream Holdings Inc.	2,993,640
	Total Diversified Telecommunication Services	8,295,600

	Electrical Equipment – 1.1%

61,000	Regal-Beloit Corporation	4,446,900

	Electronic Equipment, Instruments & Components – 1.9%

66,000	Arrow Electronics, Inc., (2)	4,505,820

170,000	Jabil Circuit Inc.	3,595,500
	Total Electronic Equipment, Instruments & Components	8,101,320

	Energy Equipment & Services – 2.6%

174,000	Atwood Oceanics Inc.	1,646,040

135,000	Rowan Companies Inc.	2,405,700

2	NUVEEN

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

522,000	Seadrill Limited	$1,456,380

173,000	Tidewater Inc.	396,170

389,000	Transocean Inc.	5,018,100
	Total Energy Equipment & Services	10,922,390

	Equity Real Estate Investment Trusts – 0.5%

36,000	Equity Residential	2,160,360

	Food & Staples Retailing – 3.5%

76,000	Walgreens Boots Alliance Inc.	6,439,480

118,000	Wal-Mart Stores, Inc.	8,310,740
	Total Food & Staples Retailing	14,750,220

	Food Products – 2.3%

119,000	Archer-Daniels-Midland Company	5,144,370

76,000	Tyson Foods, Inc., Class A	4,317,560
	Total Food Products	9,461,930

	Health Care Equipment & Supplies – 0.9%

83,000	Baxter International, Inc.	3,682,710

	Health Care Providers & Services – 4.2%

40,000	Aetna Inc.	5,233,600

60,000	Cardinal Health, Inc.	4,260,600

58,000	Express Scripts, Holding Company, (2)	4,401,040

51,000	HCA Holdings Inc., (2)	3,615,390
	Total Health Care Providers & Services	17,510,630

	Hotels, Restaurants & Leisure – 1.9%

78,000	Hyatt Hotels Corporation, Class A, (2)	4,004,520

147,000	International Game Technology PLC	3,789,660
	Total Hotels, Restaurants & Leisure	7,794,180

	Independent Power & Renewable Electricity Producers – 0.1%

40,000	AES Corporation	458,000

	Industrial Conglomerates – 0.2%

21,000	General Electric Company	645,960

	Insurance – 4.0%

74,000	AFLAC Incorporated	5,282,120

59,000	Prudential Financial, Inc.	5,935,400

49,000	Travelers Companies, Inc.	5,554,150
	Total Insurance	16,771,670

	IT Services – 1.5%

62,000	Booz Allen Hamilton Holding	2,344,220

399,000	Xerox Corporation	3,730,650
	Total IT Services	6,074,870

NUVEEN	3

Nuveen Large-Cap Value Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Machinery – 4.1%

122,000	Allision Transmission Holdings Inc.	$4,046,740

138,000	Joy Global Inc.	3,868,140

116,000	Timken Company	4,529,800

168,000	Trinity Industries Inc.	4,668,720
	Total Machinery	17,113,400

	Media – 1.5%

150,000	Discovery Communications Inc., Class A Shares, (2)	4,063,500

252,000	Gannett Company, Inc.	2,404,080
	Total Media	6,467,580

	Metals & Mining – 2.1%

53,000	Reliance Steel & Aluminum Company	4,298,300

125,000	Steel Dynamics Inc.	4,435,000
	Total Metals & Mining	8,733,300

	Mortgage Real Estate Investment Trusts – 1.0%

257,000	Chimera Investments Corporation	4,358,720

	Multiline Retail – 3.4%

70,000	Big Lots, Inc.	3,542,700

85,000	Kohl’s Corporation	4,575,550

78,000	Target Corporation	6,024,720
	Total Multiline Retail	14,142,970

	Oil, Gas & Consumable Fuels – 2.4%

68,000	Exxon Mobil Corporation	5,936,400

69,000	Valero Energy Corporation	4,247,640
	Total Oil, Gas & Consumable Fuels	10,184,040

	Personal Products – 1.4%

57,000	Herbalife, Limited	2,794,710

62,000	Nu Skin Enterprises, Inc., Class A	3,235,160
	Total Personal Products	6,029,870

	Pharmaceuticals – 0.4%

16,000	Johnson & Johnson	1,780,800

	Professional Services – 1.0%

51,000	Manpower Inc.	4,355,910

	Semiconductors & Semiconductor Equipment – 2.8%

49,000	Intel Corporation	1,700,300

107,000	QUALCOMM, Inc.	7,289,910

104,000	Teradyne Inc.	2,535,520
	Total Semiconductors & Semiconductor Equipment	11,525,730

4	NUVEEN

Shares	Description (1)			Value

	Specialty Retail – 2.1%

102,000	Best Buy Co., Inc.			$4,661,400

18,000	Gap, Inc.			449,460

112,000	Urban Outfitters, Inc., (2)			3,539,200
	Total Specialty Retail			8,650,060

	Technology Hardware, Storage & Peripherals – 3.7%

56,000	Apple, Inc.			6,189,120

344,000	HP Inc.			5,297,600

107,000	NCR Corporation, (2)			4,146,250
	Total Technology Hardware, Storage & Peripherals			15,632,970

	Trading Companies & Distributors – 1.1%

66,000	WESCO International Inc., (2)			4,481,400

	Wireless Telecommunication Services – 2.3%

594,000	Sprint Corporation, (2)			4,656,960

17,000	Telephone and Data Systems Inc.			457,810

82,000	T-Mobile US Inc., (2)			4,445,220
	Total Wireless Telecommunication Services			9,559,990
	Total Long-Term Investments (cost $372,629,340)			416,519,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0%

	REPURCHASE AGREEMENTS – 0.0%

$245	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/16, repurchase price $245,446, collateralized by $220,000, U.S. Treasury Bonds, 3.750%, due 11/15/43, value $253,550	0.030%	12/01/16	$245,445
	Total Short-Term Investments (cost $245,445)			245,445
	Total Investments (cost $372,874,785) – 99.7%			416,765,095
	Other Assets Less Liabilities – 0.3%			1,053,616
	Net Assets – 100%			$417,818,711

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	5

Nuveen Large-Cap Value Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$416,519,650	$—	$—	$416,519,650
Short-Term Investments:
Repurchase Agreements	—	245,445	—	245,445
Total	$416,519,650	$245,445	$—	$416,765,095

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $375,297,174.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$63,028,585
Depreciation	(21,560,664)
Net unrealized appreciation (depreciation) of investments	$41,467,921

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

6	NUVEEN

Nuveen Large Cap Core Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 1.5%

27,000	Boeing Company	$4,065,120

	Airlines – 2.2%

32,000	Copa Holdings SA	2,843,840

66,000	Delta Air Lines, Inc.	3,179,880
	Total Airlines	6,023,720

	Auto Components – 1.8%

18,000	Lear Corporation	2,331,180

34,000	Visteon Corporation, (2)	2,674,780
	Total Auto Components	5,005,960

	Automobiles – 2.5%

285,000	Ford Motor Company	3,408,600

103,000	General Motors Company	3,556,590
	Total Automobiles	6,965,190

	Banks – 3.9%

271,000	Bank of America Corporation	5,723,520

53,000	Citigroup Inc.	2,988,670

13,000	JPMorgan Chase & Co.	1,042,210

17,000	Popular Inc.	691,050

8,000	Wells Fargo & Company	423,360
	Total Banks	10,868,810

	Biotechnology – 5.7%

29,000	Amgen Inc.	4,178,030

12,000	Biogen Inc., (2)	3,528,840

34,000	Celgene Corporation, (2)	4,029,340

55,000	Gilead Sciences, Inc.	4,053,500
	Total Biotechnology	15,789,710

	Building Products – 1.9%

47,000	Owens Corning	2,414,860

104,000	USG Corporation, (2)	2,978,560
	Total Building Products	5,393,420

	Capital Markets – 4.5%

73,000	Bank New York Mellon	3,461,660

30,000	Moody’s Corporation	3,015,000

41,000	Raymond James Financial Inc.	2,949,540

NUVEEN	7

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

27,000	S&P Global, Inc.	$3,212,730
	Total Capital Markets	12,638,930

	Chemicals – 0.9%

51,000	Cabot Corporation	2,597,430

	Commercial Services & Supplies – 1.0%

157,000	R.R. Donnelley & Sons Company	2,730,230

	Communications Equipment – 2.5%

146,000	Cisco Systems, Inc.	4,353,720

19,000	F5 Networks, Inc., (2)	2,674,250
	Total Communications Equipment	7,027,970

	Construction & Engineering – 2.0%

82,000	Chicago Bridge & Iron Company N.V.	2,747,820

46,000	Jacobs Engineering Group, Inc., (2)	2,852,460
	Total Construction & Engineering	5,600,280

	Consumer Finance – 1.2%

50,000	Discover Financial Services	3,388,500

	Containers & Packaging – 0.4%

22,000	WestRock Company	1,126,400

	Diversified Financial Services – 0.4%

7,000	Berkshire Hathaway Inc., Class B, (2)	1,102,080

	Diversified Telecommunication Services – 1.4%

10,000	AT&T Inc.	386,300

90,000	CenturyLink Inc.	2,116,800

194,000	Windstream Holdings Inc.	1,437,540
	Total Diversified Telecommunication Services	3,940,640

	Electrical Equipment – 1.0%

39,000	Regal-Beloit Corporation	2,843,100

	Electronic Equipment, Instruments & Components – 2.3%

43,000	Arrow Electronics, Inc., (2)	2,935,610

99,000	Jabil Circuit Inc.	2,093,850

88,000	Vishay Intertechnology Inc.	1,333,200
	Total Electronic Equipment, Instruments & Components	6,362,660

	Energy Equipment & Services – 2.1%

140,000	Rowan Companies Inc.	2,494,800

264,000	Transocean Inc.	3,405,600
	Total Energy Equipment & Services	5,900,400

	Food & Staples Retailing – 2.9%

45,000	Walgreens Boots Alliance Inc.	3,812,850

8	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

60,000	Wal-Mart Stores, Inc.	$4,225,800
	Total Food & Staples Retailing	8,038,650

	Food Products – 1.1%

13,000	Archer-Daniels-Midland Company	561,990

42,000	Tyson Foods, Inc., Class A	2,386,020
	Total Food Products	2,948,010

	Health Care Equipment & Supplies – 1.1%

18,000	Becton, Dickinson and Company	3,043,800

	Health Care Providers & Services – 9.0%

25,000	Aetna Inc.	3,271,000

35,000	AmerisourceBergen Corporation	2,729,650

44,000	Cardinal Health, Inc.	3,124,440

45,000	Express Scripts, Holding Company, (2)	3,414,600

21,000	HCA Holdings Inc., (2)	1,488,690

22,000	McKesson HBOC Inc.	3,163,820

31,000	UnitedHealth Group Incorporated	4,907,920

22,000	Wellcare Health Plans Inc., (2)	3,014,440
	Total Health Care Providers & Services	25,114,560

	Health Care Technology – 1.0%

57,000	Veeva Systems Inc., Class A Shares	2,649,360

	Hotels, Restaurants & Leisure – 5.3%

50,000	Brinker International Inc.	2,655,500

18,000	Dominos Pizza Inc.	3,024,720

57,000	Dunkin Brands Group Inc.	3,094,530

54,000	Hyatt Hotels Corporation, Class A, (2)	2,772,360

50,000	YUM! Brands, Inc.	3,169,500
	Total Hotels, Restaurants & Leisure	14,716,610

	Industrial Conglomerates – 0.4%

32,000	General Electric Company	984,320

	Insurance – 1.4%

19,000	AFLAC Incorporated	1,356,220

21,000	Assured Guaranty Limited	750,960

16,000	Travelers Companies, Inc.	1,813,600
	Total Insurance	3,920,780

	Internet & Direct Marketing Retail – 0.5%

2,000	Amazon.com, Inc., (2)	1,501,140

	Internet Software & Services – 1.4%

4,000	Alphabet Inc., Class A, (2)	3,103,520

NUVEEN	9

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

6,000	Facebook Inc., Class A Shares, (2)	$710,520
	Total Internet Software & Services	3,814,040

	IT Services – 1.8%

25,000	Booz Allen Hamilton Holding	945,250

39,000	MasterCard, Inc.	3,985,800
	Total IT Services	4,931,050

	Machinery – 1.0%

80,000	Allision Transmission Holdings Inc.	2,653,600

	Media – 3.3%

52,000	CBS Corporation, Class B	3,157,440

108,000	Discovery Communications Inc., Class A Shares, (2)	2,925,720

159,000	Gannett Company, Inc.	1,516,860

17,000	Omnicom Group, Inc.	1,477,980
	Total Media	9,078,000

	Metals & Mining – 1.7%

35,000	Reliance Steel & Aluminum Company	2,838,500

52,000	Steel Dynamics Inc.	1,844,960
	Total Metals & Mining	4,683,460

	Mortgage Real Estate Investment Trusts – 0.9%

143,000	Chimera Investments Corporation	2,425,280

	Multiline Retail – 2.7%

44,000	Big Lots, Inc.	2,226,840

39,000	Kohl’s Corporation	2,099,370

43,000	Target Corporation	3,321,320
	Total Multiline Retail	7,647,530

	Oil, Gas & Consumable Fuels – 1.2%

23,000	Exxon Mobil Corporation	2,007,900

32,000	World Fuel Services Corporation	1,422,720
	Total Oil, Gas & Consumable Fuels	3,430,620

	Personal Products – 1.5%

44,000	Herbalife, Limited	2,157,320

40,000	Nu Skin Enterprises, Inc., Class A	2,087,200
	Total Personal Products	4,244,520

	Pharmaceuticals – 0.5%

13,000	Johnson & Johnson	1,446,900

	Professional Services – 1.0%

33,000	Manpower Inc.	2,818,530

10	NUVEEN

Shares	Description (1)	Value

	Real Estate Management & Development – 1.1%

101,000	CBRE Group Inc., (2)	$2,933,040

	Semiconductors & Semiconductor Equipment – 1.8%

119,000	ON Semiconductor Corporation, (2)	1,401,820

55,000	QUALCOMM, Inc.	3,747,150
	Total Semiconductors & Semiconductor Equipment	5,148,970

	Software – 2.2%

33,000	Citrix Systems, (2)	2,862,090

54,000	Microsoft Corporation	3,254,040
	Total Software	6,116,130

	Specialty Retail – 4.8%

21,000	Aaron Rents Inc.	611,520

65,000	Best Buy Co., Inc.	2,970,500

32,000	Burlington Store Inc., (2)	2,813,440

34,000	Home Depot, Inc.	4,399,600

85,000	Urban Outfitters, Inc., (2)	2,686,000
	Total Specialty Retail	13,481,060

	Technology Hardware, Storage & Peripherals – 6.0%

97,000	Apple, Inc.	10,720,440

195,000	HP Inc.	3,003,000

76,000	NCR Corporation, (2)	2,945,000
	Total Technology Hardware, Storage & Peripherals	16,668,440

	Trading Companies & Distributors – 2.2%

30,000	United Rentals Inc., (2)	3,033,300

44,000	WESCO International Inc., (2)	2,987,600
	Total Trading Companies & Distributors	6,020,900

	Wireless Telecommunication Services – 2.6%

389,000	Sprint Corporation, (2)	3,049,760

47,000	Telephone and Data Systems Inc.	1,265,710

56,000	T-Mobile US Inc., (2)	3,035,760
	Total Wireless Telecommunication Services	7,351,230
	Total Long-Term Investments (cost $252,731,430)	277,181,080
	Other Assets Less Liabilities – 0.4%	1,161,403
	Net Assets – 100%	$278,342,483

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

NUVEEN	11

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$277,181,080	$—	$—	$277,181,080

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $254,163,830.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$30,629,577
Depreciation	(7,612,327)
Net unrealized appreciation (depreciation) of investments	$23,017,250

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	NUVEEN

Nuveen Large Cap Growth Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Aerospace & Defense – 2.8%

8,500	Boeing Company	$1,279,760

3,200	Huntington Ingalls Industries Inc.	572,032

100	TransDigm Group Inc., (2)	25,143
	Total Aerospace & Defense	1,876,935

	Air Freight & Logistics – 1.0%

12,900	Expeditors International of Washington, Inc.	680,346

	Airlines – 2.3%

17,500	Delta Air Lines, Inc.	843,150

9,900	United Continental Holdings Inc., (2)	682,605
	Total Airlines	1,525,755

	Auto Components – 2.2%

5,800	Lear Corporation	751,158

9,200	Visteon Corporation, (2)	723,764
	Total Auto Components	1,474,922

	Automobiles – 2.5%

18,200	Ford Motor Company	217,672

12,800	Harley-Davidson, Inc.	779,392

7,000	Thor Industries, Inc.	703,990
	Total Automobiles	1,701,054

	Biotechnology – 7.5%

800	AbbVie Inc.	48,640

9,600	Amgen Inc.	1,383,072

3,700	Biogen Inc., (2)	1,088,059

10,500	Celgene Corporation, (2)	1,244,355

17,700	Gilead Sciences, Inc.	1,304,490
	Total Biotechnology	5,068,616

	Building Products – 1.0%

24,700	USG Corporation, (2)	707,408

	Capital Markets – 2.4%

7,700	Moody’s Corporation	773,850

7,400	S&P Global, Inc.	880,526
	Total Capital Markets	1,654,376

	Chemicals – 0.9%

12,400	Cabot Corporation	631,532

NUVEEN	13

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.0%

39,300	R.R. Donnelley & Sons Company	$683,427

	Communications Equipment – 1.1%

5,200	F5 Networks, Inc., (2)	731,900

	Construction Materials – 1.1%

7,600	Eagle Materials Inc.	738,720

	Consumer Finance – 1.1%

11,000	Discover Financial Services	745,470

	Containers & Packaging – 1.1%

15,500	Berry Plastics Corporation, (2)	771,435

	Diversified Telecommunication Services – 1.5%

21,200	CenturyLink Inc.	498,624

16,900	Intelsat SA, (2)	69,628

56,100	Windstream Holdings Inc.	415,701
	Total Diversified Telecommunication Services	983,953

	Electronic Equipment, Instruments & Components – 0.9%

28,700	Jabil Circuit Inc.	607,005

	Energy Equipment & Services – 0.5%

35,000	Atwood Oceanics Inc.	331,100

	Food & Staples Retailing – 1.6%

9,300	Walgreens Boots Alliance Inc.	787,989

4,200	Wal-Mart Stores, Inc.	295,806
	Total Food & Staples Retailing	1,083,795

	Food Products – 1.0%

12,300	Tyson Foods, Inc., Class A	698,763

	Health Care Equipment & Supplies – 1.3%

5,300	Becton, Dickinson and Company	896,230

	Health Care Providers & Services – 10.4%

6,100	Aetna Inc.	798,124

9,400	AmerisourceBergen Corporation	733,106

11,600	Cardinal Health, Inc.	823,716

12,600	Express Scripts, Holding Company, (2)	956,088

4,900	HCA Holdings Inc., (2)	347,361

6,300	McKesson HBOC Inc.	906,003

10,600	UnitedHealth Group Incorporated	1,678,192

5,600	Wellcare Health Plans Inc., (2)	767,312
	Total Health Care Providers & Services	7,009,902

	Health Care Technology – 1.0%

15,200	Veeva Systems Inc., Class A Shares, (2)	706,496

14	NUVEEN

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 7.6%

13,000	Brinker International Inc.	$690,430

4,400	Dominos Pizza Inc.	739,376

14,200	Dunkin Brands Group Inc.	770,918

12,800	Hyatt Hotels Corporation, Class A, (2)	657,152

55,600	The Wendy’s Company	698,892

4,600	Vail Resorts, Inc.	728,640

13,200	YUM! Brands, Inc.	836,748
	Total Hotels, Restaurants & Leisure	5,122,156

	Household Durables – 1.1%

11,300	Tempur Sealy International, Inc., (2)	715,290

	Internet & Direct Marketing Retail – 0.9%

800	Amazon.com, Inc., (2)	600,456

	Internet Software & Services – 4.1%

2,000	Alphabet Inc., Class A, (2)	1,551,760

30,500	eBay Inc., (2)	848,205

3,300	Facebook Inc., Class A Shares, (2)	390,786
	Total Internet Software & Services	2,790,751

	IT Services – 3.5%

19,900	Booz Allen Hamilton Holding	752,419

12,800	MasterCard, Inc.	1,308,160

3,700	Visa Inc.	286,084
	Total IT Services	2,346,663

	Life Sciences Tools & Services – 0.3%

2,900	Quintiles Transnational Corporation, (2)	222,807

	Media – 5.3%

13,800	CBS Corporation, Class B	837,936

6,700	Cinemark Holdings Inc.	266,928

27,200	Discovery Communications Inc., Class A Shares, (2)	736,848

8,900	Omnicom Group, Inc.	773,766

9,900	Sirius XM Holdings Inc.	45,243

10,100	Time Warner Inc.	927,382
	Total Media	3,588,103

	Metals & Mining – 1.0%

19,300	Steel Dynamics Inc.	684,764

	Multiline Retail – 3.9%

13,500	Big Lots, Inc.	683,235

12,600	Kohl’s Corporation	678,258

9,600	Nordstrom, Inc.	536,832

NUVEEN	15

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Multiline Retail (continued)

9,300	Target Corporation	$718,332
	Total Multiline Retail	2,616,657

	Personal Products – 1.7%

11,700	Herbalife, Limited	573,651

11,000	Nu Skin Enterprises, Inc., Class A	573,980
	Total Personal Products	1,147,631

	Real Estate Management & Development – 1.1%

26,700	CBRE Group Inc., (2)	775,368

	Semiconductors & Semiconductor Equipment – 2.1%

53,700	ON Semiconductor Corporation, (2)	632,586

12,000	QUALCOMM, Inc.	817,560
	Total Semiconductors & Semiconductor Equipment	1,450,146

	Software – 4.5%

9,000	Citrix Systems, (2)	780,570

26,700	Microsoft Corporation	1,608,942

11,300	Synopsys Inc., (2)	683,424
	Total Software	3,072,936

	Specialty Retail – 6.8%

14,500	Best Buy Co., Inc.	662,650

8,200	Burlington Store Inc., (2)	720,944

12,700	Home Depot, Inc.	1,643,380

13,000	Ross Stores, Inc.	878,670

21,400	Urban Outfitters, Inc., (2)	676,240
	Total Specialty Retail	4,581,884

	Technology Hardware, Storage & Peripherals – 7.4%

38,600	Apple, Inc.	4,266,072

18,800	NCR Corporation, (2)	728,500
	Total Technology Hardware, Storage & Peripherals	4,994,572

	Trading Companies & Distributors – 1.1%

18,400	HD Supply Holdings Inc., (2)	722,016

	Wireless Telecommunication Services – 1.1%

14,300	T-Mobile US Inc., (2)	775,203
	Total Long-Term Investments (cost $62,092,068)	67,516,543

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.2%

	REPURCHASE AGREEMENTS – 0.2%

$111	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/16, repurchase price $110,672, collateralized by $100,00, U.S. Treasury Bonds, 3.750%, due 11/15/43, value $115,250	0.030%	12/01/16	$110,671
	Total Short-Term Investments (cost $110,671)			110,671
	Total Investments (cost $62,202,739) – 99.9%			67,627,214
	Other Assets Less Liabilities – 0.1%			55,399
	Net Assets – 100%			$67,682,613

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$67,516,543	$—	$—	$67,516,543
Short-Term Investments:
Repurchase Agreements	—	110,671	—	110,671
Total	$67,516,543	$110,671	$—	$67,627,214

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $62,560,366.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$8,015,489
Depreciation	(2,948,641)
Net unrealized appreciation (depreciation) of investments	$5,066,848

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	17

Nuveen Concentrated Core Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 5.2%

31,200	Boeing Company	$4,697,472

	Automobiles – 4.9%

370,600	Ford Motor Company	4,432,376

	Biotechnology – 14.7%

30,900	Amgen Inc.	4,451,763

14,900	Biogen Inc., (2)	4,381,643

60,100	Gilead Sciences, Inc.	4,429,370
	Total Biotechnology	13,262,776

	Consumer Finance – 4.9%

65,800	Discover Financial Services	4,459,266

	Diversified Telecommunication Services – 2.7%

102,600	CenturyLink Inc.	2,413,152

	Food & Staples Retailing – 4.9%

63,100	Wal-Mart Stores, Inc.	4,444,133

	Health Care Providers & Services – 20.5%

37,700	Aetna Inc.	4,932,668

56,800	AmerisourceBergen Corporation	4,429,832

62,100	Express Scripts, Holding Company, (2)	4,712,148

30,800	McKesson HBOC Inc.	4,429,348
	Total Health Care Providers & Services	18,503,996

	Hotels, Restaurants & Leisure – 5.2%

74,500	YUM! Brands, Inc.	4,722,555

	Media – 10.6%

77,900	CBS Corporation, Class B	4,730,088

55,400	Omnicom Group, Inc.	4,816,476
	Total Media	9,546,564

	Multiline Retail – 4.9%

57,600	Target Corporation	4,449,024

	Technology Hardware, Storage & Peripherals – 10.1%

42,600	Apple, Inc.	4,708,152

287,300	HP Inc.	4,424,420
	Total Technology Hardware, Storage & Peripherals	9,132,572

18	NUVEEN

Shares	Description (1)	Value

	Wireless Telecommunication Services – 10.6%

610,700	Sprint Corporation, (2)	$4,787,888

88,900	T-Mobile US Inc., (2)	4,819,269
	Total Wireless Telecommunication Services	9,607,157
	Total Long-Term Investments (cost $86,779,821)	89,671,043
	Other Assets Less Liabilities – 0.8%	684,747
	Net Assets – 100%	$90,355,790

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$89,671,043	$—	$—	$89,671,043

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $89,613,028.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$6,553,681
Depreciation	(6,495,666)
Net unrealized appreciation (depreciation) of investments	$58,015

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	19

Nuveen Core Dividend Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 2.3%

4,100	Boeing Company	$617,296

1,900	Huntington Ingalls Industries Inc.	339,644
	Total Aerospace & Defense	956,940

	Airlines – 2.2%

4,700	Copa Holdings SA	417,689

9,800	Delta Air Lines, Inc.	472,164
	Total Airlines	889,853

	Auto Components – 0.2%

600	Lear Corporation	77,706

	Automobiles – 2.5%

42,800	Ford Motor Company	511,888

15,000	General Motors Company	517,950
	Total Automobiles	1,029,838

	Banks – 0.6%

2,000	JPMorgan Chase & Co.	160,340

1,300	Wells Fargo & Company	68,796
	Total Banks	229,136

	Biotechnology – 4.5%

10,100	AbbVie Inc.	614,080

4,300	Amgen Inc.	619,501

8,100	Gilead Sciences, Inc.	596,970
	Total Biotechnology	1,830,551

	Building Products – 0.7%

5,600	Owens Corning	287,728

	Capital Markets – 7.5%

10,800	Bank New York Mellon	512,136

1,000	BlackRock Inc.	370,790

10,400	Lazard Limited	404,040

4,400	Moody’s Corporation	442,200

1,900	Northern Trust Corporation	156,085

5,900	Raymond James Financial Inc.	424,446

2,700	S&P Global, Inc.	321,273

6,000	T. Rowe Price Group Inc.	444,360
	Total Capital Markets	3,075,330

20	NUVEEN

Shares	Description (1)	Value

	Chemicals – 1.0%

8,400	Cabot Corporation	$427,812

	Commercial Services & Supplies – 0.9%

3,400	Pitney Bowes Inc.	48,790

18,500	R.R. Donnelley & Sons Company	321,715
	Total Commercial Services & Supplies	370,505

	Communications Equipment – 1.7%

23,600	Cisco Systems, Inc.	703,752

	Containers & Packaging – 3.2%

33,500	Graphic Packaging Holding Company	421,095

5,200	Packaging Corp. of America	440,752

8,600	WestRock Company	440,320
	Total Containers & Packaging	1,302,167

	Diversified Telecommunication Services – 3.4%

1,500	AT&T Inc.	57,945

17,800	CenturyLink Inc.	418,656

12,500	Verizon Communications Inc.	623,750

37,900	Windstream Holdings Inc.	280,839
	Total Diversified Telecommunication Services	1,381,190

	Electric Utilities – 0.8%

10,800	FirstEnergy Corp.	337,932

	Electronic Equipment, Instruments & Components – 1.1%

13,500	Jabil Circuit Inc.	285,525

10,600	Vishay Intertechnology Inc.	160,590
	Total Electronic Equipment, Instruments & Components	446,115

	Energy Equipment & Services – 0.3%

12,600	Atwood Oceanics Inc.	119,196

	Equity Real Estate Investment Trusts – 8.1%

17,300	Communications Sales & Leasing, Inc.	431,289

11,800	CoreCivic, Inc.	267,978

2,700	Equity Residential	162,027

11,100	Liberty Property Trust	437,340

6,200	Macerich Company	420,918

9,000	Prologis Inc.	458,100

2,900	Simon Property Group, Inc.	520,985

12,200	Tanger Factory Outlet Centers	420,534

3,600	Welltower Inc.	226,008
	Total Equity Real Estate Investment Trusts	3,345,179

NUVEEN	21

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 4.7%

7,700	CVS Health Corporation	$592,053

8,600	Sysco Corporation	457,950

6,600	Walgreens Boots Alliance Inc.	559,218

4,600	Wal-Mart Stores, Inc.	323,978
	Total Food & Staples Retailing	1,933,199

	Food Products – 3.1%

7,500	General Mills, Inc.	457,050

3,200	JM Smucker Company	403,040

7,500	Tyson Foods, Inc., Class A	426,075
	Total Food Products	1,286,165

	Health Care Equipment & Supplies – 1.2%

2,800	Becton, Dickinson and Company	473,480

	Health Care Providers & Services – 6.3%

4,000	Aetna Inc.	523,360

5,300	AmerisourceBergen Corporation	413,347

6,700	Cardinal Health, Inc.	475,767

3,400	McKesson HBOC Inc.	488,954

4,400	UnitedHealth Group Incorporated	696,608
	Total Health Care Providers & Services	2,598,036

	Hotels, Restaurants & Leisure – 7.4%

8,200	Brinker International Inc.	435,502

7,900	Dunkin Brands Group Inc.	428,891

1,600	International Game Technology PLC	41,248

5,900	Las Vegas Sands	369,753

5,100	McDonald’s Corporation	608,277

19,600	The Wendy’s Company	246,372

2,800	Vail Resorts, Inc.	443,520

7,400	YUM! Brands, Inc.	469,086
	Total Hotels, Restaurants & Leisure	3,042,649

	Household Durables – 0.9%

2,300	Whirlpool Corporation	373,612

	Independent Power & Renewable Electricity Producers – 0.9%

33,700	AES Corporation	385,865

	Industrial Conglomerates – 0.4%

4,900	General Electric Company	150,724

	Insurance – 1.6%

12,700	Assured Guaranty Limited	454,152

22	NUVEEN

Shares	Description (1)	Value

	Insurance (continued)

2,200	Prudential Financial, Inc.	$221,320
	Total Insurance	675,472

	IT Services – 3.9%

11,300	Booz Allen Hamilton Holding	427,253

5,900	MasterCard, Inc.	602,980

7,300	Paychex, Inc.	430,335

15,700	Xerox Corporation	146,795
	Total IT Services	1,607,363

	Machinery – 1.0%

15,300	Joy Global Inc.	428,859

	Media – 4.8%

7,600	CBS Corporation, Class B	461,472

10,300	Cinemark Holdings Inc.	410,352

24,900	Gannett Company, Inc.	237,546

19,100	Interpublic Group of Companies, Inc.	459,737

17,600	Regal Entertainment Group, Class A	403,216
	Total Media	1,972,323

	Metals & Mining – 0.5%

2,300	Reliance Steel & Aluminum Company	186,530

	Mortgage Real Estate Investment Trusts – 2.4%

6,400	AGNC Investment Corp.	119,424

25,200	Chimera Investments Corporation	427,392

53,800	MFA Mortgage Investments, Inc.	420,716
	Total Mortgage Real Estate Investment Trusts	967,532

	Multiline Retail – 3.3%

7,800	Big Lots, Inc.	394,758

7,900	Kohl’s Corporation	425,257

6,700	Target Corporation	517,508
	Total Multiline Retail	1,337,523

	Oil, Gas & Consumable Fuels – 1.9%

3,700	Exxon Mobil Corporation	323,010

8,200	ONEOK, Inc.	450,426
	Total Oil, Gas & Consumable Fuels	773,436

	Personal Products – 1.0%

7,800	Nu Skin Enterprises, Inc., Class A	407,004

	Pharmaceuticals – 0.5%

2,000	Johnson & Johnson	222,600

NUVEEN	23

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Professional Services – 0.5%

2,400	Manpower Inc.	$204,984

	Semiconductors & Semiconductor Equipment – 1.5%

9,000	QUALCOMM, Inc.	613,170

	Software – 1.4%

9,400	Microsoft Corporation	566,444

	Specialty Retail – 3.5%

9,600	Abercrombie & Fitch Co., Class A	137,952

9,600	Best Buy Co., Inc.	438,720

5,800	Home Depot, Inc.	750,520

1,700	Ross Stores, Inc.	114,903
	Total Specialty Retail	1,442,095

	Technology Hardware, Storage & Peripherals – 5.0%

14,500	Apple, Inc.	1,602,540

30,600	HP Inc.	471,240
	Total Technology Hardware, Storage & Peripherals	2,073,780

	Transportation Infrastructure – 1.1%

5,300	Macquarie Infrastructure Corporation	434,282
	Total Long-Term Investments (cost $39,451,953)	40,968,057
	Other Assets Less Liabilities – 0.2%	101,714
	Net Assets – 100%	$41,069,771

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$40,968,057	$—	$—	$40,968,057

24	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $39,763,673.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$3,432,630
Depreciation	(2,228,246)
Net unrealized appreciation (depreciation) of investments	$1,204,384

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

NUVEEN	25

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 128.9%

	COMMON STOCKS – 128.9%

	Aerospace & Defense – 1.4%

7,000	Boeing Company	$1,053,920

	Airlines – 2.8%

11,200	Copa Holdings SA	995,344

22,900	Delta Air Lines, Inc.	1,103,322
	Total Airlines	2,098,666

	Auto Components – 2.6%

7,900	Lear Corporation	1,023,129

12,000	Visteon Corporation, (2)	944,040
	Total Auto Components	1,967,169

	Automobiles – 3.1%

99,800	Ford Motor Company	1,193,608

33,800	General Motors Company	1,167,114
	Total Automobiles	2,360,722

	Banks – 6.9%

95,500	Bank of America Corporation	2,016,960

30,600	Citigroup Inc.	1,725,534

4,600	JPMorgan Chase & Co.	368,782

22,900	Popular Inc.	930,885

2,900	Wells Fargo & Company	153,468
	Total Banks	5,195,629

	Biotechnology – 7.3%

10,200	Amgen Inc.	1,469,514

4,100	Biogen Inc., (2)	1,205,687

11,600	Celgene Corporation, (2)	1,374,716

19,200	Gilead Sciences, Inc.	1,415,040
	Total Biotechnology	5,464,957

	Building Products – 2.6%

18,800	Owens Corning	965,944

35,500	USG Corporation, (2)	1,016,720
	Total Building Products	1,982,664

	Capital Markets – 5.7%

25,400	Bank New York Mellon	1,204,468

9,400	Moody’s Corporation	944,700

14,000	Raymond James Financial Inc.	1,007,160

26	NUVEEN

Shares	Description (1)	Value

	Capital Markets (continued)

9,300	S&P Global, Inc.	$1,106,607
	Total Capital Markets	4,262,935

	Chemicals – 1.2%

18,000	Cabot Corporation	916,740

	Commercial Services & Supplies – 1.2%

51,200	R.R. Donnelley & Sons Company	890,368

	Communications Equipment – 3.2%

49,500	Cisco Systems, Inc.	1,476,090

6,500	F5 Networks, Inc., (2)	914,875
	Total Communications Equipment	2,390,965

	Construction & Engineering – 2.4%

27,800	Chicago Bridge & Iron Company N.V.	931,578

14,300	Jacobs Engineering Group, Inc., (2)	886,743
	Total Construction & Engineering	1,818,321

	Consumer Finance – 1.5%

17,100	Discover Financial Services	1,158,867

	Containers & Packaging – 1.4%

20,400	WestRock Company	1,044,480

	Diversified Financial Services – 0.5%

2,600	Berkshire Hathaway Inc., Class B, (2)	409,344

	Diversified Telecommunication Services – 2.1%

3,600	AT&T Inc.	139,068

30,800	CenturyLink Inc.	724,416

95,000	Windstream Holdings Inc.	703,950
	Total Diversified Telecommunication Services	1,567,434

	Electrical Equipment – 1.0%

9,900	Regal-Beloit Corporation	721,710

	Electronic Equipment, Instruments & Components – 3.8%

15,000	Arrow Electronics, Inc., (2)	1,024,050

41,500	Jabil Circuit Inc.	877,725

61,100	Vishay Intertechnology Inc.	925,665
	Total Electronic Equipment, Instruments & Components	2,827,440

	Energy Equipment & Services – 2.7%

47,900	Rowan Companies Inc.	853,578

90,400	Transocean Inc.	1,166,160
	Total Energy Equipment & Services	2,019,738

NUVEEN	27

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 3.6%

15,600	Walgreens Boots Alliance Inc.	$1,321,788

19,800	Wal-Mart Stores, Inc.	1,394,514
	Total Food & Staples Retailing	2,716,302

	Food Products – 2.3%

16,000	Archer-Daniels-Midland Company	691,680

17,700	Tyson Foods, Inc., Class A	1,005,537
	Total Food Products	1,697,217

	Health Care Equipment & Supplies – 1.2%

5,300	Becton, Dickinson and Company	896,230

	Health Care Providers & Services – 11.3%

9,100	Aetna Inc.	1,190,644

12,000	AmerisourceBergen Corporation	935,880

15,400	Cardinal Health, Inc.	1,093,554

16,100	Express Scripts, Holding Company, (2)	1,221,668

8,200	HCA Holdings Inc., (2)	581,298

7,900	McKesson HBOC Inc.	1,136,099

10,600	UnitedHealth Group Incorporated	1,678,192

4,700	Wellcare Health Plans Inc., (2)	643,994
	Total Health Care Providers & Services	8,481,329

	Health Care Technology – 0.3%

5,200	Veeva Systems Inc., Class A Shares, (2)	241,696

	Hotels, Restaurants & Leisure – 6.8%

18,300	Brinker International Inc.	971,913

6,200	Dominos Pizza Inc.	1,041,848

19,600	Dunkin Brands Group Inc.	1,064,084

18,300	Hyatt Hotels Corporation, Class A, (2)	939,522

1,700	International Game Technology PLC	43,826

17,300	YUM! Brands, Inc.	1,096,647
	Total Hotels, Restaurants & Leisure	5,157,840

	Industrial Conglomerates – 0.4%

11,000	General Electric Company	338,360

	Insurance – 1.3%

9,700	AFLAC Incorporated	692,386

2,800	Prudential Financial, Inc.	281,680
	Total Insurance	974,066

	Internet & Direct Marketing Retail – 0.5%

500	Amazon.com, Inc., (2)	375,285

28	NUVEEN

Shares	Description (1)	Value

	Internet Software & Services – 1.8%

1,400	Alphabet Inc., Class A, (2)	$1,086,232

2,300	Facebook Inc., Class A Shares, (2)	272,366
	Total Internet Software & Services	1,358,598

	IT Services – 2.8%

18,800	Booz Allen Hamilton Holding	710,828

13,600	MasterCard, Inc.	1,389,920
	Total IT Services	2,100,748

	Life Sciences Tools & Services – 1.2%

11,400	Quintiles Transnational Corporation, (2)	875,862

	Media – 3.8%

17,900	CBS Corporation, Class B	1,086,888

37,200	Discovery Communications Inc., Class A Shares, (2)	1,007,748

59,000	Gannett Company, Inc.	562,860

2,100	Omnicom Group, Inc.	182,574
	Total Media	2,840,070

	Metals & Mining – 2.6%

12,100	Reliance Steel & Aluminum Company	981,310

28,400	Steel Dynamics Inc.	1,007,632
	Total Metals & Mining	1,988,942

	Mortgage Real Estate Investment Trusts – 0.5%

20,100	Chimera Investments Corporation	340,896

	Multiline Retail – 4.1%

17,500	Big Lots, Inc.	885,675

18,900	Kohl’s Corporation	1,017,387

15,100	Target Corporation	1,166,324
	Total Multiline Retail	3,069,386

	Oil, Gas & Consumable Fuels – 0.9%

8,000	Exxon Mobil Corporation	698,400

	Personal Products – 2.0%

15,500	Herbalife, Limited	759,965

14,700	Nu Skin Enterprises, Inc., Class A	767,046
	Total Personal Products	1,527,011

	Pharmaceuticals – 0.6%

4,400	Johnson & Johnson	489,720

	Professional Services – 1.3%

11,300	Manpower Inc.	965,133

	Real Estate Management & Development – 1.4%

35,100	CBRE Group Inc., (2)	1,019,304

NUVEEN	29

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 2.6%

54,500	ON Semiconductor Corporation, (2)	$642,010

18,900	QUALCOMM, Inc.	1,287,657
	Total Semiconductors & Semiconductor Equipment	1,929,667

	Software – 2.8%

11,700	Citrix Systems, (2)	1,014,741

18,800	Microsoft Corporation	1,132,888
	Total Software	2,147,629

	Specialty Retail – 6.6%

22,600	Best Buy Co., Inc.	1,032,820

12,300	Burlington Store Inc., (2)	1,081,416

3,900	Gap, Inc.	97,383

12,300	Home Depot, Inc.	1,591,620

4,000	Ross Stores, Inc.	270,360

29,600	Urban Outfitters, Inc., (2)	935,360
	Total Specialty Retail	5,008,959

	Technology Hardware, Storage & Peripherals – 7.7%

33,800	Apple, Inc.	3,735,576

69,800	HP Inc.	1,074,920

26,100	NCR Corporation, (2)	1,011,375
	Total Technology Hardware, Storage & Peripherals	5,821,871

	Trading Companies & Distributors – 2.3%

7,200	United Rentals Inc., (2)	727,992

15,200	WESCO International Inc., (2)	1,032,080
	Total Trading Companies & Distributors	1,760,072

	Wireless Telecommunication Services – 2.8%

134,100	Sprint Corporation, (2)	1,051,344

19,300	T-Mobile US Inc., (2)	1,046,253
	Total Wireless Telecommunication Services	2,097,597
	Total Long-Term Investments (cost $87,506,764)	97,070,259

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (29.9)% (3)

	Aerospace & Defense – (0.8)%

(1,300)	General Dynamics Corporation	$(227,955)

(900)	Northrop Grumman Corporation	(224,685)

(1,900)	Orbital ATK, Inc.	(162,127)
	Total Aerospace & Defense	(614,767)

	Automobiles – (0.3)%

(1,200)	Tesla Motors Inc., (2)	(227,280)

30	NUVEEN

Shares	Description (1)	Value

	Banks – (0.4)%

(700)	M&T Bank Corporation	$(100,758)

(4,600)	U.S. Bancorp	(228,252)
	Total Banks	(329,010)

	Beverages – (1.5)%

(4,500)	Brown-Forman Corporation	(204,075)

(5,500)	Coca-Cola Company	(221,925)

(1,400)	Constellation Brands, Inc., Class A	(211,596)

(2,300)	Molson Coors Brewing Company, Class B	(225,469)

(5,300)	Monster Beverage Corporation, (2)	(237,175)
	Total Beverages	(1,100,240)

	Biotechnology – (0.2)%

(1,100)	Intercept Pharmaceuticals Incorporated, (2)	(111,232)

	Building Products – (0.2)%

(4,100)	Armstrong World Industries Inc., (2)	(170,970)

(1)	Johnson Controls International PLC	(45)
	Total Building Products	(171,015)

	Capital Markets – (0.1)%

(2,600)	Artisan Partners Asset Management Inc.	(77,480)

	Chemicals – (1.1)%

(1,600)	CF Industries Holdings, Inc.	(46,304)

(3,000)	E.I. Du Pont de Nemours and Company	(220,830)

(1,700)	PPG Industries, Inc.	(163,081)

(1,900)	Praxair, Inc.	(228,570)

(2,200)	Scotts Miracle Gro Company	(200,794)
	Total Chemicals	(859,579)

	Commercial Services & Supplies – (0.3)%

(6,500)	Rollins Inc.	(208,845)

	Consumer Finance – (0.3)%

(11,300)	OneMain Holdings Inc., (2)	(230,181)

	Containers & Packaging – (0.2)%

(2,500)	Ball Corporation	(187,650)

	Electric Utilities – (1.4)%

(6,000)	Alliant Energy Corporation	(215,520)

(1,800)	NextEra Energy Inc.	(205,614)

(3,800)	PG&E Corporation	(223,440)

(4,700)	Southern Company	(220,054)

(4,800)	Xcel Energy, Inc.	(187,248)
	Total Electric Utilities	(1,051,876)

NUVEEN	31

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Electrical Equipment – (0.3)%

(900)	Acuity Brands Inc.	$(226,269)

	Electronic Equipment, Instruments & Components – (0.6)%

(3,000)	Amphenol Corporation, Class A	(204,780)

(7,500)	National Instruments Corporation	(221,025)
	Total Electronic Equipment, Instruments & Components	(425,805)

	Energy Equipment & Services – (1.0)%

(4,700)	Halliburton Company	(249,523)

(2,800)	Schlumberger Limited	(235,340)

(46,700)	Weatherford International PLC, (2)	(238,637)
	Total Energy Equipment & Services	(723,500)

	Equity Real Estate Investment Trusts – (0.3)%

(7,200)	Weyerhaeuser Company	(221,976)

	Food Products – (0.6)%

(6,300)	Hormel Foods Corporation	(215,712)

(2,400)	McCormick & Company, Incorporated	(218,880)

(1,100)	Mondelez International Inc.	(45,364)
	Total Food Products	(479,956)

	Gas Utilities – (0.3)%

(3,100)	Atmos Energy Corporation	(220,472)

	Health Care Equipment & Supplies – (0.9)%

(3,800)	DENTSPLY SIRONA Inc.	(221,084)

(3,200)	DexCom, Inc., (2)	(208,928)

(800)	Edwards Lifesciences Corporation, (2)	(66,280)

(1,700)	Stryker Corporation	(193,222)
	Total Health Care Equipment & Supplies	(689,514)

	Health Care Providers & Services – (0.3)%

(5,400)	Acadia Healthcare Company Inc., (2)	(205,254)

	Hotels, Restaurants & Leisure – (1.0)%

(600)	Chipotle Mexican Grill, (2)	(237,798)

(9,000)	Hilton Worldwide Holdings Inc.	(225,630)

(700)	Royal Caribbean Cruises Limited	(56,679)

(4,000)	Starbucks Corporation	(231,880)
	Total Hotels, Restaurants & Leisure	(751,987)

	Household Durables – (1.1)%

(6,300)	CalAtlantic Group Inc.	(210,357)

(5,200)	Lennar Corporation, Class A	(221,208)

(1,000)	Mohawk Industries Inc., (2)	(197,440)

(4,700)	Newell Brands Inc.	(220,947)
	Total Household Durables	(849,952)

32	NUVEEN

Shares	Description (1)	Value

	Household Products – (0.5)%

(1,900)	Clorox Company	$(219,564)

(2,900)	Colgate-Palmolive Company	(189,167)
	Total Household Products	(408,731)

	Industrial Conglomerates – (0.6)%

(1,200)	3M Co.	(206,088)

(1,900)	Honeywell International Inc.	(216,486)
	Total Industrial Conglomerates	(422,574)

	Insurance – (0.8)%

(1,600)	Ace Limited	(204,800)

(2,000)	Erie Indemnity Company	(214,340)

(3,600)	Mercury General Corporation	(210,240)
	Total Insurance	(629,380)

	Internet & Direct Marketing Retail – (0.7)%

(6,200)	Liberty Interactive Corporation, Class A Shares, (2)	(128,402)

(5,700)	Liberty Ventures, (2)	(222,414)

(1,600)	NetFlix.com Inc., (2)	(187,200)
	Total Internet & Direct Marketing Retail	(538,016)

	Internet Software & Services – (0.4)%

(100)	Alphabet Inc., Class A, (2)	(77,588)

(20,500)	Pandora Media, Inc., (2)	(238,210)
	Total Internet Software & Services	(315,798)

	Leisure Products – (0.3)%

(7,200)	Mattel, Inc.	(227,304)

	Life Sciences Tools & Services – (0.3)%

(1,400)	Illumina Inc., (2)	(186,396)

	Machinery – (0.3)%

(2,400)	Caterpillar Inc.	(229,344)

	Media – (0.3)%

(800)	Charter Communications, Inc., Class A, (2)	(220,248)

	Metals & Mining – (0.6)%

(2,900)	Compass Minerals International, Inc.	(224,895)

(7,000)	Southern Copper Corporation	(229,810)
	Total Metals & Mining	(454,705)

	Multi-Utilities – (0.9)%

(3,200)	Consolidated Edison, Inc.	(223,264)

(3,100)	Dominion Resources, Inc.	(227,199)

(2,100)	Sempra Energy	(209,580)
	Total Multi-Utilities	(660,043)

NUVEEN	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – (4.3)%

(3,700)	Anadarko Petroleum Corporation	$(255,855)

(8,700)	Cabot Oil & Gas Corporation	(192,444)

(5,400)	Cheniere Energy Inc., (2)	(220,644)

(2,100)	Chevron Corporation	(234,276)

(1,500)	Cimarex Energy Company	(206,820)

(5,100)	ConocoPhillips	(247,452)

(5,200)	Devon Energy Corporation	(251,316)

(2,400)	EOG Resources, Inc.	(246,048)

(2,600)	Exxon Mobil Corporation	(226,980)

(8,400)	Golar LNG, Limited	(204,960)

(3,300)	Occidental Petroleum Corporation	(235,488)

(5,900)	Parsley Energy Inc. Class A Shares, (2)	(225,085)

(2,500)	Phillips 66	(207,700)

(1,200)	Pioneer Natural Resources Company	(229,248)

(2,200)	Southwestern Energy Company, (2)	(24,970)
	Total Oil, Gas & Consumable Fuels	(3,209,286)

	Personal Products – (0.6)%

(11,900)	Coty Inc., Class A	(222,649)

(2,900)	Estee Lauder Companies Inc., Class A	(225,330)
	Total Personal Products	(447,979)

	Pharmaceuticals – (0.6)%

(4,000)	Bristol-Myers Squibb Company	(225,760)

(6,200)	Mylan NV, (2)	(226,982)
	Total Pharmaceuticals	(452,742)

	Semiconductors & Semiconductor Equipment – (0.7)%

(1,300)	Broadcom Limited	(221,637)

(2,000)	NVIDIA Corporation	(184,400)

(15,100)	SunPower Corporation, (2)	(102,076)
	Total Semiconductors & Semiconductor Equipment	(508,113)

	Software – (1.3)%

(17,500)	FireEye Inc., (2)	(224,700)

(3,100)	Salesforce.com, Inc., (2)	(223,200)

(2,400)	ServiceNow Inc., (2)	(199,560)

(5,900)	SS&C Technologies Holdings Inc.	(177,059)

(200)	Tyler Technologies Inc., (2)	(29,780)

(500)	Ultimate Software Group, Inc., (2)	(102,465)
	Total Software	(956,764)

	Specialty Retail – (1.4)%

(900)	Advance Auto Parts, Inc.	(152,748)

34	NUVEEN

Shares	Description (1)	Value

	Specialty Retail (continued)

(100)	AutoZone, Inc., (2)	$(78,318)

(3,700)	CarMax, Inc., (2)	(213,823)

(800)	O’Reilly Automotive Inc., (2)	(219,600)

(2,000)	Signet Jewelers Limited	(182,580)

(2,600)	Tiffany & Co.	(214,448)
	Total Specialty Retail	(1,061,517)

	Technology Hardware, Storage & Peripherals – (0.2)%

(8,300)	Stratasys, Inc., (2)	(149,815)

	Textiles, Apparel & Luxury Goods – (0.7)%

(4,000)	Nike, Inc., Class B	(200,280)

(6,500)	Under Armour, Inc., (2)	(200,200)

(2,900)	VF Corporation	(158,079)
	Total Textiles, Apparel & Luxury Goods	(558,559)

	Thrifts & Mortgage Finance – (0.3)%

(14,500)	New York Community Bancorp Inc.	(231,710)

	Tobacco – (0.3)%

(600)	Philip Morris International	(52,968)

(3,800)	Reynolds American Inc.	(205,580)
	Total Tobacco	(258,548)

	Water Utilities – (0.6)%

(2,800)	American Water Works Company	(202,916)

(7,500)	Aqua America Inc.	(222,975)
	Total Water Utilities	(425,891)
	Total Common Stocks Sold Short (proceeds $23,578,571)	(22,517,303)
	Other Assets Less Liabilities – 1.0%	778,550
	Net Assets – 100%	$75,331,506

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$97,070,259	$—	$—	$97,070,259
Common Stocks Sold Short	(22,517,303)	—	—	(22,517,303)
Total	$74,552,956	$—	$—	$74,552,956

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding common stocks sold short) was $88,078,474.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$11,586,715
Depreciation	(2,594,930)
Net unrealized appreciation (depreciation) of investments	$8,991,785

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $31,191,628 have been pledged as collateral for Common Stocks Sold Short.

36	NUVEEN

Nuveen Equity Market Neutral Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.3%

	COMMON STOCKS – 100.3%

	Aerospace & Defense – 1.0%

3,700	Boeing Company	$557,072

	Air Freight & Logistics – 0.9%

10,200	Expeditors International of Washington, Inc.	537,948

	Airlines – 2.0%

6,900	Copa Holdings SA	613,203

11,600	Delta Air Lines, Inc.	558,888
	Total Airlines	1,172,091

	Auto Components – 2.0%

4,700	Lear Corporation	608,697

7,100	Visteon Corporation, (2)	558,557
	Total Auto Components	1,167,254

	Automobiles – 3.2%

51,000	Ford Motor Company	609,960

16,900	General Motors Company	583,557

10,300	Harley-Davidson, Inc.	627,167
	Total Automobiles	1,820,684

	Banks – 2.1%

9,200	Bank of America Corporation	194,304

13,200	Popular Inc.	536,580

12,400	Zions Bancorporation	493,396
	Total Banks	1,224,280

	Biotechnology – 4.1%

4,200	Amgen Inc.	605,094

1,900	Biogen Inc., (2)	558,733

4,900	Celgene Corporation, (2)	580,699

8,000	Gilead Sciences, Inc.	589,600
	Total Biotechnology	2,334,126

	Building Products – 2.1%

11,700	Owens Corning	601,146

22,100	USG Corporation, (2)	632,944
	Total Building Products	1,234,090

NUVEEN	37

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets – 3.1%

12,600	Bank New York Mellon	$597,492

8,300	Raymond James Financial Inc.	597,102

4,900	S&P Global, Inc.	583,051
	Total Capital Markets	1,777,645

	Chemicals – 0.9%

10,800	Cabot Corporation	550,044

	Commercial Services & Supplies – 1.0%

34,000	R.R. Donnelley & Sons Company	591,260

	Communications Equipment – 1.9%

17,000	Cisco Systems, Inc.	506,940

4,200	F5 Networks, Inc., (2)	591,150
	Total Communications Equipment	1,098,090

	Construction & Engineering – 1.7%

11,600	Chicago Bridge & Iron Company N.V.	388,716

9,500	Jacobs Engineering Group, Inc., (2)	589,095
	Total Construction & Engineering	977,811

	Construction Materials – 1.1%

6,500	Eagle Materials Inc.	631,800

	Consumer Finance – 1.1%

9,000	Discover Financial Services	609,930

	Containers & Packaging – 3.9%

11,700	Berry Plastics Corporation, (2)	582,309

42,100	Graphic Packaging Holding Company	529,197

6,100	Packaging Corp. of America	517,036

11,900	WestRock Company	609,280
	Total Containers & Packaging	2,237,822

	Diversified Telecommunication Services – 1.3%

22,600	CenturyLink Inc.	531,552

32,300	Windstream Holdings Inc.	239,343
	Total Diversified Telecommunication Services	770,895

	Electrical Equipment – 0.6%

4,500	Regal-Beloit Corporation	328,050

	Electronic Equipment, Instruments & Components – 2.9%

9,100	Arrow Electronics, Inc., (2)	621,257

24,800	Jabil Circuit Inc.	524,520

36,400	Vishay Intertechnology Inc.	551,460
	Total Electronic Equipment, Instruments & Components	1,697,237

38	NUVEEN

Shares	Description (1)	Value

	Energy Equipment & Services – 3.6%

11,300	Dril Quip Inc., (2)	$639,015

39,300	Rowan Companies Inc.	700,326

55,300	Transocean Inc.	713,370
	Total Energy Equipment & Services	2,052,711

	Equity Real Estate Investment Trusts – 1.0%

16,300	Tanger Factory Outlet Centers	561,861

	Food & Staples Retailing – 2.0%

7,200	Walgreens Boots Alliance Inc.	610,056

7,600	Wal-Mart Stores, Inc.	535,268
	Total Food & Staples Retailing	1,145,324

	Food Products – 0.7%

7,500	Tyson Foods, Inc., Class A	426,075

	Health Care Providers & Services – 6.0%

4,500	Aetna Inc.	588,780

5,500	AmerisourceBergen Corporation	428,945

7,800	Cardinal Health, Inc.	553,878

7,500	Express Scripts, Holding Company, (2)	569,100

4,100	McKesson HBOC Inc.	589,621

800	UnitedHealth Group Incorporated	126,656

4,500	Wellcare Health Plans Inc., (2)	616,590
	Total Health Care Providers & Services	3,473,570

	Health Care Technology – 1.5%

21,300	Allscripts Healthcare Solutions Inc., (2)	233,874

13,100	Veeva Systems Inc., Class A Shares, (2)	608,888
	Total Health Care Technology	842,762

	Hotels, Restaurants & Leisure – 7.3%

11,200	Brinker International Inc.	594,832

3,600	Dominos Pizza Inc.	604,944

11,700	Dunkin Brands Group Inc.	635,193

11,500	Hyatt Hotels Corporation, Class A, (2)	590,410

20,900	International Game Technology PLC	538,802

3,800	Vail Resorts, Inc.	601,920

9,600	YUM! Brands, Inc.	608,544
	Total Hotels, Restaurants & Leisure	4,174,645

	Household Durables – 2.0%

9,700	Tempur Sealy International, Inc., (2)	614,010

3,300	Whirlpool Corporation	536,052
	Total Household Durables	1,150,062

NUVEEN	39

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	IT Services – 2.1%

17,000	Booz Allen Hamilton Holding	$642,770

5,700	MasterCard, Inc.	582,540
	Total IT Services	1,225,310

	Machinery – 2.6%

17,400	Allision Transmission Holdings Inc.	577,158

18,800	Joy Global Inc.	526,964

14,700	Trinity Industries Inc.	408,513
	Total Machinery	1,512,635

	Media – 5.0%

9,900	CBS Corporation, Class B	601,128

22,300	Discovery Communications Inc., Class A Shares, (2)	604,107

49,800	Gannett Company, Inc.	475,092

25,300	Interpublic Group of Companies, Inc.	608,971

25,200	Regal Entertainment Group, Class A	577,332
	Total Media	2,866,630

	Metals & Mining – 2.0%

7,000	Reliance Steel & Aluminum Company	567,700

16,700	Steel Dynamics Inc.	592,516
	Total Metals & Mining	1,160,216

	Mortgage Real Estate Investment Trusts – 1.1%

36,100	Chimera Investments Corporation	612,256

	Multiline Retail – 2.9%

9,300	Big Lots, Inc.	470,673

11,300	Kohl’s Corporation	608,279

7,500	Target Corporation	579,300
	Total Multiline Retail	1,658,252

	Oil, Gas & Consumable Fuels – 3.7%

8,500	Valero Energy Corporation	523,260

57,000	Whiting Petroleum Corporation, (2)	696,540

8,700	Williams Companies, Inc.	267,090

13,900	World Fuel Services Corporation	617,994
	Total Oil, Gas & Consumable Fuels	2,104,884

	Personal Products – 1.6%

8,500	Herbalife, Limited	416,755

9,300	Nu Skin Enterprises, Inc., Class A	485,274
	Total Personal Products	902,029

	Professional Services – 1.0%

7,000	Manpower Inc.	597,870

40	NUVEEN

Shares	Description (1)			Value

	Real Estate Management & Development – 2.1%

21,000	CBRE Group Inc., (2)			$609,840

23,800	Realogy Holdings Corporation			574,770
	Total Real Estate Management & Development			1,184,610

	Semiconductors & Semiconductor Equipment – 0.9%

7,700	QUALCOMM, Inc.			524,601

	Software – 2.0%

6,900	Citrix Systems, (2)			598,437

9,000	Synopsys Inc., (2)			544,320
	Total Software			1,142,757

	Specialty Retail – 4.9%

13,400	Best Buy Co., Inc.			612,380

7,000	Burlington Store Inc., (2)			615,440

18,600	Gap, Inc.			464,442

4,200	Home Depot, Inc.			543,480

18,800	Urban Outfitters, Inc., (2)			594,080
	Total Specialty Retail			2,829,822

	Technology Hardware, Storage & Peripherals – 3.1%

5,500	Apple, Inc.			607,860

37,400	HP Inc.			575,960

15,800	NCR Corporation, (2)			612,250
	Total Technology Hardware, Storage & Peripherals			1,796,070

	Trading Companies & Distributors – 1.1%

9,400	WESCO International Inc., (2)			638,260

	Wireless Telecommunication Services – 3.2%

81,100	Sprint Corporation, (2)			635,824

21,400	Telephone and Data Systems Inc.			576,302

11,200	T-Mobile US Inc., (2)			607,152
	Total Wireless Telecommunication Services			1,819,278
	Total Long-Term Investments (cost $51,385,880)			57,720,619

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$1,128	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/16, repurchase price $1,128,377, collateralized by $1,000,000, U.S. Treasury Bonds, 3.750%, due 11/15/43, value $1,152,500	0.030%	12/01/16	$1,128,376
	Total Short-Term Investments (cost $1,128,376)			1,128,376
	Total Investments (cost $52,514,256) – 102.3%			58,848,995

NUVEEN	41

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (85.7)% (3)

	Aerospace & Defense – (3.6)%

(3,000)	General Dynamics Corporation	$(526,050)

(10,200)	Hexcel Corporation	(527,544)

(2,000)	Northrop Grumman Corporation	(499,300)

(6,300)	Orbital ATK, Inc.	(537,579)
	Total Aerospace & Defense	(2,090,473)

	Airlines – (0.9)%

(9,500)	Spirit Airline Holdings, (2)	(528,200)

	Automobiles – (0.9)%

(2,800)	Tesla Motors Inc., (2)	(530,320)

	Banks – (0.5)%

(5,565)	Commerce Bancshares Inc.	(305,018)

	Beverages – (4.3)%

(11,400)	Brown-Forman Corporation	(516,990)

(11,300)	Coca-Cola Company	(455,955)

(3,200)	Constellation Brands, Inc., Class A	(483,648)

(4,800)	Molson Coors Brewing Company, Class B	(470,544)

(12,400)	Monster Beverage Corporation, (2)	(554,900)
	Total Beverages	(2,482,037)

	Biotechnology – (1.4)%

(3,100)	Intercept Pharmaceuticals Incorporated, (2)	(313,472)

(45,100)	Opko Health Inc., (2)	(468,589)
	Total Biotechnology	(782,061)

	Building Products – (0.9)%

(12,400)	Armstrong World Industries Inc., (2)	(517,080)

	Chemicals – (5.1)%

(15,400)	CF Industries Holdings, Inc.	(445,676)

(6,800)	E.I. Du Pont de Nemours and Company	(500,548)

(1,200)	NewMarket Corporation	(502,092)

(4,000)	Praxair, Inc.	(481,200)

(5,300)	Scotts Miracle Gro Company	(483,731)

(7,700)	WR Grace & Company	(502,502)
	Total Chemicals	(2,915,749)

	Commercial Services & Supplies – (0.9)%

(16,600)	Rollins Inc.	(533,358)

	Consumer Finance – (1.0)%

(26,900)	OneMain Holdings Inc., (2)	(547,953)

42	NUVEEN

Shares	Description (1)	Value

	Containers & Packaging – (0.8)%

(5,900)	Ball Corporation	$(442,854)

	Electric Utilities – (4.0)%

(14,000)	Alliant Energy Corporation	(502,880)

(2,100)	NextEra Energy Inc.	(239,883)

(8,900)	PG&E Corporation	(523,320)

(11,000)	Southern Company	(515,020)

(9,000)	Westar Energy Inc.	(512,640)
	Total Electric Utilities	(2,293,743)

	Electrical Equipment – (0.9)%

(2,100)	Acuity Brands Inc.	(527,961)

	Electronic Equipment, Instruments & Components – (0.9)%

(18,300)	National Instruments Corporation	(539,301)

	Energy Equipment & Services – (2.9)%

(10,800)	Halliburton Company	(573,372)

(6,500)	Schlumberger Limited	(546,325)

(107,700)	Weatherford International PLC, (2)	(550,347)
	Total Energy Equipment & Services	(1,670,044)

	Equity Real Estate Investment Trusts – (0.9)%

(16,300)	Weyerhaeuser Company	(502,529)

	Food Products – (1.8)%

(14,500)	Hormel Foods Corporation	(496,480)

(5,700)	McCormick & Company, Incorporated	(519,840)
	Total Food Products	(1,016,320)

	Gas Utilities – (0.9)%

(7,300)	Atmos Energy Corporation	(519,176)

	Health Care Equipment & Supplies – (2.7)%

(8,800)	DENTSPLY SIRONA Inc.	(511,984)

(7,900)	DexCom, Inc., (2)	(515,791)

(6,500)	West Pharmaceutical Services Inc.	(527,475)
	Total Health Care Equipment & Supplies	(1,555,250)

	Health Care Providers & Services – (0.9)%

(12,900)	Acadia Healthcare Company Inc., (2)	(490,329)

	Hotels, Restaurants & Leisure – (2.6)%

(1,300)	Chipotle Mexican Grill, (2)	(515,229)

(9,800)	Choice Hotels International, Inc.	(504,210)

(6,100)	Royal Caribbean Cruises Limited	(493,917)
	Total Hotels, Restaurants & Leisure	(1,513,356)

NUVEEN	43

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Household Durables – (3.5)%

(15,300)	CalAtlantic Group Inc.	$(510,867)

(12,300)	Lennar Corporation, Class A	(523,242)

(2,400)	Mohawk Industries Inc., (2)	(473,856)

(11,000)	Newell Brands Inc.	(517,110)
	Total Household Durables	(2,025,075)

	Household Products – (0.9)%

(4,600)	Clorox Company	(531,576)

	Industrial Conglomerates – (0.3)%

(1,400)	Honeywell International Inc.	(159,516)

	Insurance – (3.5)%

(3,700)	Ace Limited	(473,600)

(6,000)	American Financial Group Inc.	(493,380)

(5,000)	Erie Indemnity Company	(535,850)

(8,900)	Mercury General Corporation	(519,760)
	Total Insurance	(2,022,590)

	Internet & Direct Marketing Retail – (2.4)%

(19,800)	Liberty Interactive Corporation, Class A Shares, (2)	(410,058)

(13,200)	Liberty Ventures, (2)	(515,064)

(3,700)	NetFlix.com Inc., (2)	(432,900)
	Total Internet & Direct Marketing Retail	(1,358,022)

	Internet Software & Services – (1.0)%

(48,100)	Pandora Media, Inc., (2)	(558,922)

	Leisure Products – (0.9)%

(16,700)	Mattel, Inc.	(527,219)

	Machinery – (1.7)%

(5,300)	Caterpillar Inc.	(506,468)

(3,000)	Snap-on Incorporated	(501,600)
	Total Machinery	(1,008,068)

	Media – (1.0)%

(2,000)	Charter Communications, Inc., Class A, (2)	(550,620)

	Metals & Mining – (1.8)%

(6,900)	Compass Minerals International, Inc.	(535,095)

(16,000)	Southern Copper Corporation	(525,280)
	Total Metals & Mining	(1,060,375)

	Multi-Utilities – (1.6)%

(5,100)	Consolidated Edison, Inc.	(355,827)

(7,400)	Dominion Resources, Inc.	(542,346)
	Total Multi-Utilities	(898,173)

44	NUVEEN

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – (9.1)%

(7,700)	Anadarko Petroleum Corporation	$(532,455)

(11,100)	Cheniere Energy Inc., (2)	(453,546)

(3,800)	Chevron Corporation	(423,928)

(3,800)	Cimarex Energy Company	(523,944)

(9,200)	ConocoPhillips	(446,384)

(11,500)	Devon Energy Corporation	(555,795)

(5,100)	EOG Resources, Inc.	(522,852)

(5,500)	Exxon Mobil Corporation	(480,150)

(7,900)	Golar LNG, Limited	(192,760)

(6,900)	Occidental Petroleum Corporation	(492,384)

(2,400)	Pioneer Natural Resources Company	(458,496)

(4,200)	Range Resources Corporation	(147,756)
	Total Oil, Gas & Consumable Fuels	(5,230,450)

	Personal Products – (0.9)%

(28,300)	Coty Inc., Class A	(529,493)

	Pharmaceuticals – (0.6)%

(3,100)	Bristol-Myers Squibb Company	(174,964)

(4,400)	Mylan NV, (2)	(161,084)
	Total Pharmaceuticals	(336,048)

	Professional Services – (0.7)%

(3,600)	Equifax Inc.	(412,020)

	Semiconductors & Semiconductor Equipment – (2.2)%

(2,700)	Broadcom Limited	(460,323)

(7,400)	Microchip Technology Incorporated	(489,732)

(46,100)	SunPower Corporation, (2)	(311,636)
	Total Semiconductors & Semiconductor Equipment	(1,261,691)

	Software – (3.7)%

(40,200)	FireEye Inc., (2)	(516,168)

(7,000)	Salesforce.com, Inc., (2)	(504,000)

(5,600)	ServiceNow Inc., (2)	(465,640)

(14,900)	SS&C Technologies Holdings Inc.	(447,149)

(1,000)	Tyler Technologies Inc., (2)	(148,900)

(100)	Ultimate Software Group, Inc., (2)	(20,493)
	Total Software	(2,102,350)

NUVEEN	45

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail – (4.6)%

(3,100)	Advance Auto Parts, Inc.	$(526,132)

(9,400)	CarMax, Inc., (2)	(543,226)

(5,700)	Signet Jewelers Limited	(520,353)

(6,100)	Tiffany & Co.	(503,128)

(7,200)	Tractor Supply Company	(540,504)
	Total Specialty Retail	(2,633,343)

	Technology Hardware, Storage & Peripherals – (0.3)%

(10,300)	Stratasys, Inc., (2)	(185,915)

	Textiles, Apparel & Luxury Goods – (1.7)%

(23,200)	Skechers USA Inc., (2)	(528,496)

(15,200)	Under Armour, Inc., (2)	(468,160)
	Total Textiles, Apparel & Luxury Goods	(996,656)

	Thrifts & Mortgage Finance – (1.0)%

(35,100)	New York Community Bancorp Inc.	(560,898)

	Tobacco – (0.8)%

(9,000)	Reynolds American Inc.	(486,900)

	Trading Companies & Distributors – (0.9)%

(11,500)	Fastenal Company	(545,100)

	Water Utilities – (1.8)%

(6,900)	American Water Works Company	(500,043)

(17,700)	Aqua America Inc.	(526,221)
	Total Water Utilities	(1,026,264)
	Total Common Stocks Sold Short (cost $51,591,244)	(49,310,396)
	Other Assets Less Liabilities – 83.4%	47,990,421
	Net Assets – 100%	$57,529,020

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

46	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,720,619	$—	$—	$57,720,619
Short-Term Investments:
Repurchase Agreements	—	1,128,376	—	1,128,376
Common Stocks Sold Short	(49,310,396)	—	—	(49,310,396)
Total	$8,410,223	$1,128,376	$—	$9,538,599

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments (excluding common stocks sold short) was $53,101,437.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$7,249,477
Depreciation	(1,501,919)
Net unrealized appreciation (depreciation) of investments	$5,747,558

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $12,694,197 have been pledged as collateral for Common Stocks Sold Short.

NUVEEN	47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2017